Investment Strategy - Class A C I R6 [Member] - John Hancock California Municipal Bond Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in securities of any maturity exempt from federal and California personal income taxes. Most of these securities are investment-grade when purchased, but the fund may invest up to 20% of its net assets in junk bonds rated BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s), or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may buy bonds of any maturity. The fund may engage in derivative transactions. Derivatives may be used to reduce risk and/or enhance investment returns, and may include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions. The manager looks for undervalued bonds, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition.The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the potential effect of falling interest rates on the fund’s yield. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy. For liquidity and flexibility, the fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in taxable and tax-free investment-grade short-term securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager looks for undervalued bonds, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, and general credit trends, and uses detailed analysis of an appropriate index to model portfolio performance and composition.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in securities of any maturity exempt from federal and California personal income taxes.